Basis of Presentation	12 Months Ended
Dec. 31, 2024
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation	BASIS OF PRESENTATION
The Consolidated Financial Statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and in accordance with IFRS as adopted by the European Union at December 31, 2024. The Comparative information is presented as of and for the years ended December 31, 2023 and December 31, 2022.
The consolidated financial statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality and aggregation.
These consolidated financial statements for the year ended December 31, 2024 were prepared under the responsibility of the Board of Directors that approved such statements on April 23, 2025.
The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC").
The principal accounting methods used to prepare the Consolidated Financial Statements are described below.
All financial information (unless indicated otherwise) is presented in thousands of euros (€).
Changes in accounting policies and new standards or amendments
The accounting policies applicable for these consolidated annual financial statements are the same as those applied to the previous consolidated annual financial statements.
The following new standards are applicable from January 1, 2024, but do not have any material effect on the Group’s financial statements as of and for the year ended December 31, 2024.
•Standards, interpretations and amendments issued but not yet effective
The amendments and modifications to the standards below are applicable for financial years beginning after January 1, 2025, as specified below. GENFIT is in the process of assessing these amendments and modifications to the standards, however they are not expected to have a material impact on the financial statements.
•Amendments to IAS 21 – Lack of Exchangeability, effective in 2025,
•Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments, effective in 2026 (subject to endorsement by the European Union),
•Annual Improvements to IFRS Accounting Standards — Volume 11, effective in 2026 (subject to endorsement by the European Union), and
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, effective in 2027 (subject to endorsement by the European Union).